Average Annual Total Returns - AST T ROWE PRICE LARGE-CAP GROWTH PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	39.80%	21.40%	17.95%	18.40%	15.21%	13.87%	38.49%	21.00%	17.21%